Risk management - Spain Foreclosed properties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Assets foreclosed
Investments accounted for using equity method	€ 7,588.0	€ 6,184.0	€ 4,836.0	€ 6,150.0	€ 3,251.0
Loans and advances to customers	882,921.0	848,915.0	790,470.0
Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	5,226.0
Changes in property loans
Gross additions	0.8	1.4	1.3
Disposals	(1.8)	(1.9)	€ (1.3)
Difference	(1.0)	€ (0.5)
Foreclosed Properties [Member] | SPAIN | Blackstone Fund
Assets foreclosed
Investments accounted for using equity method	1,701.0
Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	10,333.0
Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(5,107.0)
Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(3,142.0)
Construction and property development | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	3,776.0
Construction and property development | Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	7,909.0
Construction and property development | Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(4,133.0)
Construction and property development | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(2,733.0)
Completed buildings | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	1,992.0
Completed buildings | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	796.0
Completed buildings | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	1,196.0
Completed buildings | Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	3,194.0
Completed buildings | Gross carrying amount | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	1,247.0
Completed buildings | Gross carrying amount | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	1,947.0
Completed buildings | Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(1,202.0)
Completed buildings | Accumulated impairment | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(451.0)
Completed buildings | Accumulated impairment | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	(751.0)
Completed buildings | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(706.0)
Completed buildings | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(211.0)
Completed buildings | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	(495.0)
Buildings and other constructions under construction | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	168.0
Buildings and other constructions under construction | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	159.0
Buildings and other constructions under construction | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	9.0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	299.0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	287.0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	12.0
Buildings and other constructions under construction | Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(131.0)
Buildings and other constructions under construction | Accumulated impairment | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(128.0)
Buildings and other constructions under construction | Accumulated impairment | Foreclosed Properties [Member] | Other purposes | SPAIN
Assets foreclosed
Loans and advances to customers	(3.0)
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(81.0)
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | Residential loans | SPAIN
Assets foreclosed
Loans and advances to customers	(81.0)
Land | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	1,616.0
Land | Foreclosed Properties [Member] | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	619.0
Land | Foreclosed Properties [Member] | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	997.0
Land | Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	4,416.0
Land | Gross carrying amount | Foreclosed Properties [Member] | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	1,616.0
Land | Gross carrying amount | Foreclosed Properties [Member] | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	2,800.0
Land | Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(2,800.0)
Land | Accumulated impairment | Foreclosed Properties [Member] | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	(997.0)
Land | Accumulated impairment | Foreclosed Properties [Member] | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	(1,803.0)
Land | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(1,946.0)
Land | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | Developed consolidated land | SPAIN
Assets foreclosed
Loans and advances to customers	(597.0)
Land | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | Other land | SPAIN
Assets foreclosed
Loans and advances to customers	(1,349.0)
Home purchase loans | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	1,165.0
Home purchase loans | Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	2,016.0
Home purchase loans | Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(851.0)
Home purchase loans | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(357.0)
Other loans | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	285.0
Other loans | Gross carrying amount | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	408.0
Other loans | Accumulated impairment | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	(123.0)
Other loans | Impairment losses since time of foreclosure | Foreclosed Properties [Member] | SPAIN
Assets foreclosed
Loans and advances to customers	€ (52.0)